Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jun. 13, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have an Equity Award Grant Policy pursuant to which we may grant equity awards, including stock options, to our employees, including the named executive officers, and our non-employee directors. It is our policy that we shall not backdate any equity grant, or manipulate the timing of the public release of material information or of any equity award with the intent of benefiting a grantee under an equity award. We generally grant stock options only on a regularly scheduled basis. Pursuant to our Equity Award Grant Policy, we grant new-hire equity awards, which may include stock options, soon after a new hire’s employment start date or date of promotion, generally on the second Tuesday of each month. In addition, we make annual equity awards, which have historically been in the form of stock options, to our employees, including our named executive officers, on an annual basis on the date of our annual meeting of stockholders. Our non-employee directors receive grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, regardless of whether or not we then have material non-public information (“MNPI”), as further described under the heading “Director Compensation” below. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
The following table sets forth information relating to the grant of stock options close in time to the filing of certain SEC reports.
Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award(1)
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior to
the disclosure of material nonpublic
information and the trading day
beginning immediately following the
disclosure of material nonpublic
information(2)

(a)	(b)	(c)	(d)	(e)	(f)
Anthony S. Marucci	6/13/2024	300,000	$36.43	$26.35	4.2% decrease
Sam Martin	6/13/2024	81,000	$36.43	$26.35	4.2% decrease
Tibor Keler, Ph.D.	6/13/2024	93,000	$36.43	$26.35	4.2% decrease
Elizabeth Crowley	6/13/2024	85,000	$36.43	$26.35	4.2% decrease
Margo Heath-Chiozzi, M.D	6/13/2024	82,000	$36.43	$26.35	4.2% decrease

(1)
Amounts reflect the grant date fair value of each option award granted, calculated in accordance with ASC 718.

(2)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the filing of the Company’s Current Report on Form 8-K announcing the results of the 2024 Annual Meeting (the “Annual Meeting 8-K”) and the trading day beginning immediately following the date of the filing of the Annual Meeting 8-K.

Award Timing Method	Our non-employee directors receive grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, regardless of whether or not we then have material non-public information (“MNPI”), as further described under the heading “Director Compensation” below. We have not timed the release of MNPI for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our non-employee directors receive grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of our stockholders, respectively, regardless of whether or not we then have material non-public information (“MNPI”), as further described under the heading “Director Compensation” below.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table sets forth information relating to the grant of stock options close in time to the filing of certain SEC reports.
Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award(1)
Percentage change in the closing
market price of the securities
underlying the award between the
trading day ending immediately prior to
the disclosure of material nonpublic
information and the trading day
beginning immediately following the
disclosure of material nonpublic
information(2)

(a)	(b)	(c)	(d)	(e)	(f)
Anthony S. Marucci	6/13/2024	300,000	$36.43	$26.35	4.2% decrease
Sam Martin	6/13/2024	81,000	$36.43	$26.35	4.2% decrease
Tibor Keler, Ph.D.	6/13/2024	93,000	$36.43	$26.35	4.2% decrease
Elizabeth Crowley	6/13/2024	85,000	$36.43	$26.35	4.2% decrease
Margo Heath-Chiozzi, M.D	6/13/2024	82,000	$36.43	$26.35	4.2% decrease

(1)
Amounts reflect the grant date fair value of each option award granted, calculated in accordance with ASC 718.

(2)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the filing of the Company’s Current Report on Form 8-K announcing the results of the 2024 Annual Meeting (the “Annual Meeting 8-K”) and the trading day beginning immediately following the date of the filing of the Annual Meeting 8-K.

Anthony S. Marucci [Member]
Awards Close in Time to MNPI Disclosures
Name		Anthony S. Marucci
Underlying Securities		300,000
Exercise Price | $ / shares		$ 36.43
Fair Value as of Grant Date | $		$ 26.35
Underlying Security Market Price Change		(4.2)
Sam Martin [Member]
Awards Close in Time to MNPI Disclosures
Name		Sam Martin
Underlying Securities		81,000
Exercise Price | $ / shares		$ 36.43
Fair Value as of Grant Date | $		$ 26.35
Underlying Security Market Price Change		(4.2)
Tibor Keler, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Tibor Keler, Ph.D. 6/13/202493,000$36.43
Underlying Securities		93,000
Exercise Price | $ / shares		$ 36.43
Fair Value as of Grant Date | $		$ 26.35
Underlying Security Market Price Change		(4.2)
Elizabeth Crowley [Member]
Awards Close in Time to MNPI Disclosures
Name		Elizabeth Crowley
Underlying Securities		85,000
Exercise Price | $ / shares		$ 36.43
Fair Value as of Grant Date | $		$ 26.35
Underlying Security Market Price Change		(4.2)
Margo Heath-Chiozzi, M.D [Member]
Awards Close in Time to MNPI Disclosures
Name		Margo Heath-Chiozzi, M.D
Underlying Securities		82,000
Exercise Price | $ / shares		$ 36.43
Fair Value as of Grant Date | $		$ 26.35
Underlying Security Market Price Change		(4.2)